PROPERTY AND EQUIPMENT, NET	12 Months Ended
Feb. 28, 2022
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

6.           PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of	As of
	February 28,	February 28,
	2021	2022

Building	$64,246	$65,922
Leasehold improvement	446,203	115,760
Computer, network equipment and software	260,265	173,685
Vehicles	877	899
Office equipment and furniture	34,571	19,071
Construction in progress	59,492	151,437

Total cost of property and equipment	865,654	526,774
Less: accumulated depreciation	(354,239)	(215,589)
Less: accumulated impairment loss	—	(29,959)
	$511,415	$281,226

For the years ended February 29, 2020, February 28, 2021 and 2022, depreciation expenses were $99,511, $136,960 and $171,354, respectively. During the fiscal year ended February 28, 2022, $255,959 impairment loss was recorded for certain property and equipment and the leasehold improvements of certain learning centers and offices. Accumulated impairment amounting to $226,000 was written off along with underlying property and equipment and leasehold improvement which were disposed or fully impaired in fiscal year 2022, resulting from the cessation of K9 Academic AST Services in the mainland of China.

In December 2019, the Group entered into contracts for the development of office space on parcels in Beijing and Jiangsu. The direct costs related to the construction were capitalized as construction in progress for the years ended February 29, 2020, February 28, 2021 and 2022.